Schedule of Investments – Virtus Stone Harbor Emerging Markets High Yield Bond ETF

April 30, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS – 93.4%

Angola – 2.4%
Angolan Government International Bond, 8.00%, 11/26/29(1)	$46,000	$36,878
Angolan Government International Bond, 8.75%, 04/14/32(1)	256,000	198,351
Azule Energy Finance PLC, 8.13%, 01/23/30(1)	78,000	75,208
Total Angola		310,437
Argentina – 6.1%
Argentine Republic Government International Bond, 1.00%, 07/09/29	220,500	178,495
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	149,600	114,893
MSU Energy SA, 9.75%, 12/05/30(1)	94,000	88,317
Provincia de Buenos Aire, 6.63%, 09/01/37(2)	163,778	110,427
Provincia de Buenos Aires/Government Bonds, 6.63%, 09/01/37(2)	51,688	34,851
Telecom Argentina SA, 9.50%, 07/18/31(1)	79,000	82,713
YPF SA, 6.95%, 07/21/27	68,000	67,252
YPF SA, 9.50%, 01/17/31(1)	115,000	119,370
Total Argentina		796,318
Armenia – 0.2%
Republic of Armenia International Bond, 3.60%, 02/02/31(1)	28,000	23,721

Benin – 0.2%
Benin Government International Bond, 7.96%, 02/13/38(1)	32,000	28,920

Bolivia – 0.5%
Bolivia Government International Bond, 4.50%, 03/20/28	103,000	67,465

Brazil – 13.1%
3r Lux Sarl, 9.75%, 02/05/31(1)	130,000	128,294
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	174,000	154,903
Brazilian Government International Bond, 7.13%, 05/13/54	133,000	126,649
FS Luxembourg Sarl, 8.88%, 02/12/31(1)	132,000	132,660
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	78,000	73,033
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	81,017	63,031
Minerva Luxembourg SA, 4.38%, 03/18/31	253,000	222,956
Movida Europe SA, 7.85%, 04/11/29(1)	183,000	161,223
MV24 Capital BV, 6.75%, 06/01/34(1)	133,122	127,630
Security Description	Principal	Value

FOREIGN BONDS (continued)

Brazil (continued)
NewCo Holding USD 20 Sarl, 9.38%, 11/07/29(1)	$44,000	$43,824
Ohi Group SA, 13.00%, 07/22/29(1)	123,000	124,937
Samarco Mineracao SA, 9.00%, 06/30/31(1)(3)	154,661	145,644
Trident Energy Finance PLC, 12.50%, 11/30/29(1)	75,000	71,273
Yinson Boronia Production BV, 8.95%, 07/31/42(1)	130,836	134,379
Total Brazil		1,710,436
Chile – 0.4%
Banco de Credito E Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual(1)(4)(5)	54,000	52,664

China – 1.7%
Prosus NV, 3.06%, 07/13/31	119,000	102,695
Prosus NV, 3.83%, 02/08/51(1)	185,000	117,027
Total China		219,722
Colombia – 6.3%
AI Candelaria Spain SA, 5.75%, 06/15/33	157,000	129,768
Banco Gnb Sudameris SA, 7.50%, (US 5 Year CMT T- Note + 6.66%), 04/16/31(1)(4)	57,000	55,519
Colombia Government International Bond, 7.38%, 04/25/30	128,000	130,131
Colombia Government International Bond, 3.13%, 04/15/31	44,000	35,552
Colombia Government International Bond, 8.00%, 11/14/35	72,000	71,064
Colombia Government International Bond, 5.20%, 05/15/49	182,000	118,209
Colombia Government International Bond, 3.88%, 02/15/61	227,000	116,678
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	124,000	97,650
SierraCol Energy Andina LLC, 6.00%, 06/15/28(1)	72,000	66,402
Total Colombia		820,973
Dominican Republic – 1.9%
Dominican Republic International Bond, 4.88%, 09/23/32(1)	52,000	46,881
Dominican Republic International Bond, 6.00%, 02/22/33	99,000	95,931
Dominican Republic International Bond, 6.95%, 03/15/37(1)	25,000	24,900
Dominican Republic International Bond, 7.15%, 02/24/55(1)	77,000	75,515
Total Dominican Republic		243,227
Ecuador – 2.3%
Ecuador Government International Bond, 6.90%, 07/31/30(2)	311,515	233,987
Ecuador Government International Bond, 5.50%, 07/31/35(2)	99,872	60,073
Total Ecuador		294,060

Schedule of Investments – Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Egypt – 3.7%
Egypt Government International Bond, 3.88%, 02/16/26(1)	$118,000	$115,640
Egypt Government International Bond, 8.63%, 02/04/30(1)	158,000	150,700
Egypt Government International Bond, 7.63%, 05/29/32(1)	137,000	115,834
Egypt Government International Bond, 7.90%, 02/21/48(1)	123,000	84,707
Egypt Government International Bond, 8.88%, 05/29/50(1)	12,000	8,985
Total Egypt		475,866
El Salvador – 1.2%
El Salvador Government International Bond, 8.63%, 02/28/29(1)	14,000	14,280
El Salvador Government International Bond, 8.63%, 02/28/29	21,000	21,420
El Salvador Government International Bond, 9.25%, 04/17/30	10,000	10,358
El Salvador Government International Bond, 8.25%, 04/10/32(1)	88,000	86,504
El Salvador Government International Bond, 7.63%, 02/01/41	15,000	13,597
Total El Salvador		146,159
Ethiopia – 0.7%
Ethiopia International Bond, 6.63%, 12/11/24(1)(6)	114,000	96,330

Gabon – 0.3%
Gabon Government International Bond, 6.63%, 02/06/31(1)	11,000	7,827
Gabon Government International Bond, 7.00%, 11/24/31(1)	36,000	25,526
Total Gabon		33,353
Georgia – 0.5%
Georgian Railway JSC, 4.00%, 06/17/28(1)	73,000	64,925

Ghana – 2.6%
Ghana Government International Bond, 4.79%, 07/03/26(1)(7)	4,800	4,560
Ghana Government International Bond, 5.03%, 01/03/30(1)(7)	62,715	47,663
Ghana Government International Bond, 5.00%, 07/03/35(1)(2)	118,600	79,462
Kosmos Energy Ltd., 7.13%, 04/04/26	116,000	111,795
Kosmos Energy Ltd., 7.75%, 05/01/27	96,000	86,880
Total Ghana		330,360
Guatemala – 1.8%
Guatemala Government Bond, 6.60%, 06/13/36(1)	112,000	112,224
Security Description	Principal	Value

FOREIGN BONDS (continued)

Guatemala (continued)
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	$125,000	$119,688
Total Guatemala		231,912
Honduras – 0.4%
Honduras Government International Bond, 8.63%, 11/27/34(1)	51,000	50,648

Hong Kong – 1.6%
Melco Resorts Finance Ltd., 5.38%, 12/04/29	238,000	214,771

India – 2.4%
Adani Ports & Special Economic Zone Ltd., 3.83%, 02/02/32	55,000	45,100
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(1)	58,450	46,322
Jsw Hydro Energy Ltd., 4.13%, 05/18/31	110,625	97,903
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	56,000	51,905
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(1)	32,000	31,034
Vedanta Resources Finance II PLC, 9.48%, 07/24/30(1)	60,000	55,463
Total India		327,727
Indonesia – 1.3%
LLPL Capital Pte Ltd., 6.88%, 02/04/39	43,632	43,032
Minejesa Capital BV, 5.63%, 08/10/37(1)	134,000	125,173
Total Indonesia		168,205
Israel – 2.6%
Energean Israel Finance Ltd., 5.88%, 03/30/31(1)	99,000	90,028
Energean PLC, 6.50%, 04/30/27	30,000	29,597
Leviathan Bond Ltd., 6.75%, 06/30/30(1)	52,000	50,586
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	100,000	96,838
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	100,000	70,720
Total Israel		337,769
Ivory Coast – 1.4%
Ivory Coast Government International Bond, 7.63%, 01/30/33(1)	21,000	19,714
Ivory Coast Government International Bond, 8.08%, 04/01/36(1)	31,000	28,559
Ivory Coast Government International Bond, 8.25%, 01/30/37(1)	163,000	150,368
Total Ivory Coast		198,641

Schedule of Investments – Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Jordan – 0.7%
Jordan Government International Bond, 7.50%, 01/13/29(1)	$29,000	$28,991
Jordan Government International Bond, 5.85%, 07/07/30(1)	45,000	41,553
Jordan Government International Bond, 7.38%, 10/10/47(1)	35,000	29,466
Total Jordan		100,010
Kazakhstan – 0.7%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	109,000	97,215

Kenya – 1.1%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(1)	14,000	13,335
Republic of Kenya Government International Bond, 9.50%, 03/05/36(1)	155,000	135,238
Total Kenya		148,573
Lebanon – 0.3%
Lebanon Government International Bond, 8.25%, 04/12/21	200,000	34,200

Macau – 1.1%
Studio City Finance Ltd., 5.00%, 01/15/29(1)	161,000	141,814

Mexico – 9.7%
Banco Mercantil del Norte SA, 5.88%, (US 5 Year CMT T- Note + 4.64%), perpetual(4)(5)	192,000	185,624
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual(1)(4)(5)	82,000	73,106
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33(1)(4)	57,000	54,007
Braskem Idesa Sapi, 6.99%, 02/20/32(1)	20,000	14,475
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	153,000	151,088
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(1)	90,000	83,475
Petroleos Mexicanos, 6.50%, 03/13/27	68,000	66,497
Petroleos Mexicanos, 5.35%, 02/12/28	272,000	251,627
Petroleos Mexicanos, 8.75%, 06/02/29	148,000	145,617
Petroleos Mexicanos, 5.95%, 01/28/31	221,000	183,187
Saavi Energia Sarl, 8.88%, 02/10/35(1)	67,000	67,335
Total Mexico		1,276,038
Security Description	Principal	Value

FOREIGN BONDS (continued)

MNE – 0.2%
Montenegro Government International Bond, 7.25%, 03/12/31(1)	$26,000	$26,257

Morocco – 1.0%
Morocco Government International Bond, 3.00%, 12/15/32(1)	17,000	14,062
OCP SA, 3.75%, 06/23/31(1)	5,000	4,417
OCP SA, 6.88%, 04/25/44(1)	87,000	81,704
OCP SA, 7.50%, 05/02/54(1)	45,000	44,249
Total Morocco		144,432
Nigeria – 3.4%
IHS Holding Ltd., 5.63%, 11/29/26(1)	39,000	38,220
IHS Holding Ltd., 8.25%, 11/29/31(1)	50,000	48,250
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	54,998	55,067
Nigeria Government International Bond, 6.13%, 09/28/28(1)	185,000	164,881
Nigeria Government International Bond, 9.63%, 06/09/31(1)	99,000	93,184
Nigeria Government International Bond, 7.88%, 02/16/32(1)	51,000	43,605
Total Nigeria		443,207
Pakistan – 0.7%
Pakistan Government International Bond, 6.00%, 04/08/26(1)	71,000	67,006
Pakistan Government International Bond, 6.88%, 12/05/27(1)	29,000	25,534
Total Pakistan		92,540
Peru – 0.8%
Petroleos del Peru SA, 4.75%, 06/19/32	135,000	100,069

Senegal – 0.4%
Senegal Government International Bond, 6.25%, 05/23/33(1)	69,000	48,162

Serbia – 0.6%
Serbia International Bond, 2.13%, 12/01/30(1)	46,000	38,416
Serbia International Bond, 6.00%, 06/12/34(1)	37,000	36,676
Total Serbia		75,092
South Africa – 4.4%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	162,000	164,430
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	43,000	42,462
Republic of South Africa Government International Bond, 7.10%, 11/19/36(1)	82,000	78,064
Republic of South Africa Government International Bond, 6.30%, 06/22/48	125,000	96,649
Sasol Financing USA LLC, 4.38%, 09/18/26	90,000	86,512

Schedule of Investments – Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

South Africa (continued)
Sasol Financing USA LLC, 6.50%, 09/27/28	$105,000	$97,125
Total South Africa		565,242
Sri Lanka – 0.9%
Sri Lanka Government International Bond, 3.35%, 03/15/33(1)(2)	166,000	117,877

Tanzania – 0.6%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(1)	84,000	84,210

Trinidad and Tobago – 0.9%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34	121,000	115,283

Turkey – 6.1%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27(1)	63,900	63,596
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	87,309
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(1)	10,000	10,031
Turkey Government International Bond, Series 10Y, 5.95%, 01/15/31	382,000	357,911
Turkiye Government International Bond, Series 7Y, 7.13%, 02/12/32	33,000	32,282
We Soda Investments Holding PLC, 9.50%, 10/06/28(1)	88,000	90,219
Yapi VE Kredi Bankasi AS, 9.25%, (US 5 Year CMT T- Note + 5.28%), 01/17/34(1)(4)	50,000	51,313
Zorlu Enerji Elektrik Uretim As, 11.00%, 04/23/30(1)	109,000	99,742
Total Turkey		792,403
Ukraine – 1.6%
Ukraine Government International Bond, 16.34%, 02/01/30(1)(2)	8,035	3,949
Ukraine Government International Bond, 1.75%, 02/01/34(1)(2)	130,197	64,903
Ukraine Government International Bond, 1.75%, 02/01/35(2)	60,000	29,520
Ukraine Government International Bond, 8.21%, 02/01/36(1)(2)	113,146	56,856
Ukraine Government International Bond, 1.75%, 02/01/36(1)(2)	15,421	7,495
Ukraine Government International Bond, 1.75%, 02/01/36(2)	27,000	13,122
Ukraine Government International Bond, 08/01/41(1)(4)	50,000	35,375
Total Ukraine		211,220
Uzbekistan – 0.6%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	89,000	75,606
Security Description	Principal	Value

FOREIGN BONDS (continued)

Venezuela – 0.6%
Petroleos de Venezuela SA, 9.00%, 11/17/21(6)	$203,000	$25,832
Petroleos de Venezuela SA, 9.75%, 05/17/35(6)	77,000	9,991
Venezuela Government International Bond, 12.75%, 08/23/22	44,000	7,480
Venezuela Government International Bond, 11.95%, 08/05/31	189,000	32,035
Total Venezuela		75,338
Vietnam – 0.7%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	69,383	66,543
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	31,260	29,981
Total Vietnam		96,524
Zambia – 0.7%
Zambia Government International Bond, 5.75%, 06/30/33(1)(2)	65,552	56,886
Zambia Government International Bond, 0.50%, 12/31/53(1)	79,000	45,228
Total Zambia		102,114
TOTAL INVESTMENTS – 93.4%
(Cost $12,225,794)		12,208,035
Other Assets in Excess of Liabilities – 6.6%		866,898
Net Assets – 100.0%		$13,074,933

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2025, the aggregate value of these securities was $7,208,849, or 55.1% of net assets.
(2)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2025.
(3)	Payment in-kind security.
(4)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(5)	Perpetual security with no stated maturity date.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Abbreviations:
CMT — Constant Maturity Treasury Index

Schedule of Investments – Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$12,208,035	$—	$12,208,035
Total	$—	$12,208,035	$—	$12,208,035